Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) (Imported) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Prepaid operating expenses	$ 257,851	$ 225,756	$ 319,996
Rent deposit	54,826	55,981	100,425
VAT receivable associated with SAIT	94,739	71,742	68,798
Prepaid sponsorship			100,000
Tax credit receivable (short-term)	66,135	218,239	75,106
Miscellaneous receivable	28,829	8,368	332,277
Prepaid expenses and other current assets	$ 502,380	$ 580,086	$ 996,602